Other Current Liabilities - Details of Other Current Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Payables And Accruals [Abstract]
Accrued operating expenses	$ 190	$ 211
Accrued exploration and development	1,582	1,792
Accrued compensation and benefits	242	198
Accrued interest	161	160
Accrued income taxes	248	297
Accrued U.K. Petroleum Revenue Tax	9	53
Other	179	149
Total Other current liabilities	$ 2,611	$ 2,860